EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION ASSETS [Abstract]
EXPLORATION AND EVALUATION ASSETS
4.          EXPLORATION AND EVALUATION ASSETS

Titan Project US$
December 31, 2022
Carrying value at July 1, 2022	2,431,229
Additions	418,200
Carrying amount at December 31, 2022 (1)	2,849,429

June 30, 2022
Carrying value at July 1, 2021	504,750
Additions	1,926,479
Carrying amount at June 30, 2022 (1)	2,431,229

Notes:

(1)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.